Investments in equity investees - Cai Niao, Feng Chao and Wheat Commune (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Oct. 31, 2018	May 31, 2018
Investments in equity investees
Impairment of equity investees	¥ 21,769	¥ 0	¥ 0
Cai Niao Smart Logistics Network Limited ("Cai Niao") (3)
Investments in equity investees
Capital contribution in cash					¥ 1,075,000
Equity interest in equity investments without readily determinable fair values (as a percent)					15.00%
Zhijiang New Industries Limited ("ZJ New Industries") (3)
Investments in equity investees
Capital contribution in cash				¥ 500,000
Equity interest in equity investments without readily determinable fair values (as a percent)				2.00%
Impairment of equity investees	¥ 26,328	¥ 0	¥ 0